Summary of Significant Accounting Policies - Schedule of Major Customers Which Individually Contributed of Total Revenue (Details) - Customer Concentration Risk [Member] - Total Revenue [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	3.00%	11.00%
Customer B [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	17.00%
Customer C [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	10.00%
Customer D [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers		15.00%